ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
schedule of accounts receivable, net of provision for doubtful accounts

	December 31,	December 31,
	2022	2021
Accounts receivable	$47,783,610	$62,789,964
Less: provision for doubtful accounts	(17,681,792)	(6,426,781)
Accounts receivable, net of provision for doubtful accounts	$32,101,818	$56,363,183

Schedule of movement of allowance for doubtful accounts

	December 31,	December 31,
	2022	2021
Balance at beginning of the year	$6,426,781	$4,702,394
Charge to expenses	19,276,587	4,155,246
Writing off of accounts receivable	(7,239,204)	(2,562,857)
Foreign exchange loss	(782,372)	131,998
Balance at end of the year	$17,681,792	$6,426,781